Inventories (Details) - Schedule of Inventories - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Oil inventories	$ 6,183	$ 7,560
Warehouse materials and supplies	7,680	7,008
Inventories	$ 13,863	$ 14,568